Other Comprehensive Income	3 Months Ended
Dec. 28, 2013
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE INCOME (LOSS)
The before and after tax changes in the components of other comprehensive income (loss) are as follows (in millions):

	Three Months Ended
	December 28, 2013			December 29, 2012
	Before Tax	Tax	After Tax	Before Tax	Tax	After Tax

Derivatives accounted for as cash flow hedges:
(Gain) loss reclassified to Cost of Sales	$—	$—	$—	$(4)	$2	$(2)
(Gain) loss reclassified to Other Income/Expense	—	—	—	2	(1)	1
Unrealized gain (loss)	(3)	1	(2)	(13)	5	(8)

Investments:
(Gain) loss reclassified to Other Income/Expense	6	(2)	4	—	—	—
Unrealized gain (loss)	(1)	—	(1)	(4)	2	(2)

Currency translation:
Translation adjustment	(11)	—	(11)	(1)	—	(1)

Postretirement benefits	1	1	2	1	—	1
Total Other Comprehensive Income (Loss)	$(8)	$—	$(8)	$(19)	$8	$(11)